Expense Example, No Redemption	Dec. 31, 2025 USD ($)
First Eagle Small Cap Equity ETF | First Eagle Small Cap Equity ETF | First Eagle Small Cap Equity ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 56
Expense Example, No Redemption, 3 Years	241
First Eagle Core Municipal ETF | First Eagle Core Municipal ETF | First Eagle Core Municipal ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	26
Expense Example, No Redemption, 3 Years	$ 113